Commitments - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Commitments And Contingency Line Tems
Operating lease expense		$ 2,922	$ 2,440
Aggregate amount of letter of credit issued	$ 1,324
Interest rate	0.60%
Less than one year
Disclosure Of Commitments And Contingency Line Tems
Minumum contingent rental revenue from leasing of premises	$ 260